Additional disclosures - Parent-Only Income Statements (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Income Statements, Captions [Line Items]
Interest income	€ 46,463	€ 45,741	€ 56,785
Dividend income	513	391	533
Interest expense	(13,093)	(13,747)	(21,502)
Non-interest income	2,255	1,920	1,797
Non-interest expense	(2,442)	(2,342)	(2,138)
Operating profit/(loss) before tax	14,547	(2,076)	12,543
Tax expense or income from continuing operations	(4,894)	(5,632)	(4,427)
Profit/(loss) for the year	9,653	(7,708)	8,116
Banco Santander, S.A. | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Interest income	11,893	12,169	13,968
Dividend income	5,072	5,316	5,959
Interest expense	(2,785)	(3,160)	(4,108)
Interest income/(Charges)	9,108	9,009	9,860
Provision for credit losses	(2,287)	(2,558)	(1,246)
Interest income/ (Charges) after provision for credit losses	6,821	6,451	8,614
Non-interest income	4,092	5,322	4,132
Non-interest expense	(7,049)	(14,020)	(9,168)
Operating profit/(loss) before tax	3,864	(2,247)	3,578
Tax expense or income from continuing operations	68	(1,310)	(48)
Profit/(loss) for the year	3,932	(3,557)	3,530
Banco Santander, S.A. | Reportable Legal Entities | Earning Assets
Condensed Income Statements, Captions [Line Items]
Interest income	6,821	6,853	8,009
Banco Santander, S.A. | Reportable Legal Entities | Bank Subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividend income	4,075	1,810	3,019
Banco Santander, S.A. | Reportable Legal Entities | Non-Bank Subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividend income	€ 997	€ 3,506	€ 2,940